Financial Risk Management - Maximum Credit Exposure (Detail) - KRW (₩)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 4,837,085,000,000	₩ 7,066,754,000,000
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	872,550,000,000	1,369,423,000,000
Financial instruments [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	509,052,000,000	1,427,845,000,000
Available- for-sale financial assets [Member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	2,077,000,000	4,154,000,000
Accounts receivable - trade [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,921,617,000,000	2,214,353,000,000
Contract assets [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	118,278,000,000	148,281,000,000
Loans and receivables [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,195,917,000,000	1,738,003,000,000
Derivatives hedging instrument [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 217,594,000,000	₩ 164,695,000,000